Notes to the Balance Sheet Equity and Liabilities - Summary of Development of Tax Provisions and Current and Non-current Other Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of Provisions [line items]
Beginning balance	€ 400
Additions	67,138
Utilized	323
Released	0
Ending balance	67,500
Tax Liabilities [Member]
Disclosure of Provisions [line items]
Beginning balance	95
Additions	65,633
Utilized	0
Released	0
Ending balance	65,728
Other provisions [member]
Disclosure of Provisions [line items]
Beginning balance	346
Additions	1,505
Utilized	323
Released	0
Ending balance	€ 1,528